Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

February 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Form N-2 Filing for Eaton Vance Municipal Income Trust (the “Registrant”)
Post-Effective Amendment No. 3 (1933 Act File No. 333-210445)
Amendment No. 22 (1940 Act File No. 811-09141) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, is a post-effective amendment to the Registrant’s registration statement on Form N-2 (the “Amendment”) filed pursuant to Section 8(c) of the 1933 Act. The Amendment contains conformed signature pages, the manually signed originals of which will be maintained at the offices of the Registrant.

The filing represents the annual update for the Registrant and would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b). The filing is being made to bring the financial statements up to date and other non-material changes. The investment strategies and investment policies of the Registrant have not changed from the Registrant’s previously filing, made pursuant to Rule 486(b), filed on March 25, 2021 (Accession No. 0000940394-21-000685) (“Last Filing”). In this regard, the Registrant requests no review or a limited review of the Registrant’s filing. The Registrant seeks effectiveness of the Amendment no later than March 28, 2022.

The staff of the U.S. Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in ADI 2018-06, which are applicable to investment company registration statements. Based on these procedures, a registrant may identify prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registrant is a closed-end fund that underwent SEC review and comment by the Staff and was declared effective on March 24, 2020 (Accession No 0000940394-20-000685). In addition, in keeping with the request for no review or limited review, based on the SEC staff’s prior review and pursuant to the selective review procedures described above, this filing is also similar to the POS 8(c) filing of Eaton Vance Senior Income Trust (Accession No 0000940394-21-001267). To facilitate your review, the Registration Statement has been marked to show changes from its Last Filing.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President